Investments (Activity For Credit Losses Recognized In Net Income On Debt Securities) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Adoption of new accounting guidance related to other-than-temporary impairments		$ 15	$ (6)
Debt Securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Cumulative credit losses, beginning balance	784	1,059
Other-than-temporary impairments not previously recognized	39	63	120
Increases related to other-than-temporary impairments previously recognized	82	117	227
Securities sold, paid down or disposed	(259)	(419)	(485)
Securities where there is intent to sell			(7)
Cumulative credit losses, ending balance	646	784	1,059
Debt Securities | Other-than-temporary impairments
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Adoption of new accounting guidance related to other-than-temporary impairments			1,204
Debt Securities | Securitization Entities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Adoption of new accounting guidance related to other-than-temporary impairments		$ (36)